Inventories - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Write-down of inventories to fair market value	$ 896,534	$ 804,256	$ 867,312
Discontinued Operations [Member]
Inventory [Line Items]
Write-down of inventories to fair market value	$ 0	$ 0	$ 0